UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855-477-3837)

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments

July 31, 2013 (Unaudited)

Share Amount		Market Value
Common Stocks (96.4%)
Aerospace & Defense (1.6%)
384	Boeing Co.	$40,358
192	General Dynamics Corp.	16,385
448	Honeywell International, Inc.	37,175
176	Lockheed Martin Corp.	21,141
160	Northrop Grumman Corp.	14,730
224	Raytheon Co.	16,092
240	Textron, Inc.	6,571
448	United Technologies Corp.	47,296

		199,748

Air Freight & Logistics (0.6%)
160	C.H. Robinson Worldwide, Inc.	9,539
176	FedEx Corp.	18,656
512	United Parcel Service, Inc., Class B	44,442

		72,637

Airlines (0.1%)
64	Allegiant Travel Co.	6,232
672	Southwest Airlines Co.	9,294

		15,526

Auto Components (0.2%)
297	Johnson Controls, Inc.	11,942
512	The Goodyear Tire & Rubber Co. †	9,472

		21,414

Automobiles (0.4%)
2,320	Ford Motor Co.	39,162
208	Harley-Davidson, Inc.	11,808

		50,970

Beverages (1.3%)
2,336	Coca-Cola Co.	93,627
112	Monster Beverage Corp. †	6,831
832	PepsiCo, Inc.	69,505

		169,963

Biotechnology (5.2%)
3,130	Acorda Therapeutics, Inc. †	118,846
97	Alexion Pharmaceuticals, Inc. †	11,274
1,248	Amgen, Inc.	135,146
124	Biogen Idec, Inc. †	27,048
1,194	Celgene Corp. †	175,351
2,862	Gilead Sciences, Inc. †	175,870
64	Regeneron Pharmaceuticals, Inc. †	17,284

		660,819

Building Products (0.1%)
384	Masco Corp.	7,880

Capital Markets (1.9%)
208	Ameriprise Financial, Inc.	18,512
736	Bank of New York Mellon Corp.	23,147
96	BlackRock, Inc.	27,068
336	Franklin Resources, Inc.	16,424
368	Invesco, Ltd.	11,846
944	Morgan Stanley	25,686
240	Northern Trust Corp.	14,050
368	State Street Corp.	25,639
224	T. Rowe Price Group, Inc.	16,854
784	The Charles Schwab Corp.	17,319
304	The Goldman Sachs Group, Inc.	49,864

		246,409

Share Amount		Market Value
Common Stocks (continued)
Chemicals (1.5%)
128	Albemarle Corp.	$7,937
64	CF Industries Holdings, Inc.	12,545
80	Cytec Industries, Inc.	6,232
528	E.I. Du Pont de Nemours & Co.	30,461
224	Ecolab, Inc.	20,639
176	Hawkins, Inc.	6,820
208	Koppers Holdings, Inc.	8,039
272	Monsanto Co.	26,869
80	PPG Industries, Inc.	12,835
160	Praxair, Inc.	19,227
656	The Dow Chemical Co.	22,987
192	The Mosaic Co.	7,889

		182,480

Commercial Banks (1.9%)
464	BB&T Corp.	16,560
784	Fifth Third Bancorp	15,076
1,088	KeyCorp	13,372
304	PNC Financial Services Group	23,119
944	Regions Financial Corp.	9,449
384	SunTrust Banks, Inc.	13,359
960	U.S. Bancorp	35,827
2,624	Wells Fargo & Co.	114,145

		240,907

Commercial Services & Supplies (0.7%)
160	ADT Corp.	6,413
448	Arbitron, Inc.	20,590
265	Cardtronics, Inc. †	7,807
832	ExlService Holdings, Inc. †	23,296
320	Rollins, Inc.	8,160
416	Waste Management, Inc.	17,484

		83,750

Communications Equipment (1.3%)
2,736	Cisco Systems, Inc.	69,904
64	F5 Networks, Inc. †	5,617
368	Juniper Networks, Inc. †	7,975
3,584	PC-Tel, Inc.	34,586
816	Qualcomm, Inc.	52,672

		170,754

Computers & Peripherals (4.0%)
557	Apple Computer, Inc.	252,042
1,024	Dell, Inc.	12,974
1,040	EMC Corp.	27,196
1,056	Hewlett-Packard Co.	27,118
1,472	NCR Corp. †	52,992
256	NetApp, Inc.	10,527
240	SanDisk Corp. †	13,229
2,289	Seagate Technology PLC	93,643
208	Western Digital Corp.	13,391

		503,112

Construction & Engineering (0.2%)
208	Fluor Corp.	13,012
240	ITT Corp.	7,498

		20,510

Consumer Finance (0.7%)
640	American Express Co.	47,213
368	Capital One Financial Corp.	25,399

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

July 31, 2013 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Consumer Finance (continued)
368	Discover Financial Services	$18,220

		90,832

Containers & Packaging (0.2%)
176	Owens-Illinois, Inc. †	5,236
80	Rock-Tenn Co., Class A	9,148
272	Sealed Air Corp.	7,409

		21,793

Diversified Consumer Services (0.1%)
560	H & R Block, Inc.	17,601

Diversified Financial Services (2.5%)
5,776	Bank of America Corp.	84,330
384	CBOE Holdings, Inc.	19,238
1,520	Citigroup, Inc.	79,253
1,952	J.P. Morgan Chase & Co.	108,785
240	Moody’s Corp.	16,265

		307,871

Diversified Telecommunication Services (1.6%)
3,280	AT&T, Inc.	115,686
1,728	Verizon Communications, Inc.	85,501

		201,187

Electric Utilities (1.2%)
496	Edison International	24,726
1,232	El Paso Electric Co.	46,533
768	Exelon Corp.	23,493
304	NextEra Energy, Inc.	26,329
848	Southern Co.	38,024

		159,105

Electrical Equipment (0.5%)
208	Ametek, Inc.	9,626
448	Emerson Electric Co.	27,495
160	General Cable Corp.	5,043
112	Rockwell Automation, Inc.	10,847
96	Roper Industries, Inc.	12,092

		65,103

Electronic Equipment, Instruments & Components (1.5%)
832	Amphenol Corp.	65,362
960	Corning, Inc.	14,582
1,248	Ingram Micro, Inc., Class A †	28,492
1,466	Measurement Specialties, Inc. †	72,977
64	OSI Systems, Inc. †	4,505
288	Trimble Navigation, Ltd. †	8,220

		194,138

Energy Equipment & Services (1.0%)
270	Baker Hughes, Inc.	12,806
512	Halliburton Co.	23,137
128	Helmerich & Payne, Inc.	8,090
288	Nabors Industries, Ltd.	4,432
240	National Oilwell Varco, Inc.	16,841
688	Schlumberger, Ltd.	55,955

		121,261

Food & Staples Retailing (1.7%)
256	Costco Wholesale Corp.	30,026
720	CVS Caremark Corp.	44,273
336	J & J Snack Foods Corp.	26,772
448	Walgreen Co.	22,512

Share Amount		Market Value
Common Stocks (continued)
Food & Staples Retailing (continued)
864	Wal-Mart Stores, Inc.	$67,341
224	Whole Foods Market, Inc.	12,450

		203,374

Food Products (1.3%)
480	Archer-Daniels-Midland Co.	17,506
144	Green Mountain Coffee Roasters, Inc. †	11,114
544	Hillshire Brands Co.	19,154
1,136	Hormel Foods Corp.	48,109
339	Kraft Foods Group, Inc.	19,181
160	Lancaster Colony Corp.	13,285
1,024	Mondelez International, Inc.	32,020

		160,369

Gas Utilities (0.2%)
560	New Jersey Resources Corp.	25,066

Health Care Equipment & Supplies (5.5%)
338	Baxter International, Inc.	24,688
5,317	Cantel Medical Corp.	141,114
1,001	Cooper Cos., Inc.	127,477
368	Covidien PLC	22,680
2,128	CryoLife, Inc.	15,066
96	Edwards Lifesciences Corp. †	6,852
480	Hologic, Inc. †	10,896
123	IDEXX Laboratories, Inc. †	12,053
22	Intuitive Surgical, Inc. †	8,536
1,954	Medtronic, Inc.	107,939
2,011	Neogen Corp. †	113,581
240	St. Jude Medical, Inc.	12,574
240	Stryker Corp.	16,910
1,040	West Pharmaceutical Services, Inc.	76,710

		697,076

Health Care Providers & Services (5.9%)
272	Aetna, Inc.	17,454
2,000	AmerisourceBergen Corp.	116,540
848	AmSurg Corp. †	33,165
80	DaVita, Inc. †	9,313
3,592	Health Net, Inc. †	110,167
1,234	Henry Schein, Inc. †	128,126
2,030	Humana, Inc.	185,259
875	McKesson Corp.	107,328
568	UnitedHealth Group, Inc.	41,379
208	WellPoint, Inc.	17,796

		766,527

Health Care Technology (1.2%)
416	Allscripts Healthcare Solutions, Inc. †	6,577
217	Cerner Corp. †	10,633
3,995	HealthStream, Inc. †	125,842

		143,052

Hotels, Restaurants & Leisure (1.3%)
16	Chipotle Mexican Grill, Inc. †	6,596
224	Marriott International, Inc., Class A	9,312
464	McDonald’s Corp.	45,509
2,240	Monarch Casino & Resort, Inc. †	45,921
384	Starbucks Corp.	27,356
160	Starwood Hotels & Resorts Worldwide, Inc.	10,584
128	Wyndham Worldwide Corp.	7,974
224	Yum! Brands, Inc.	16,334

		169,586

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

July 31, 2013 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Household Durables (0.2%)
160	Lennar Corp., Class A	$5,419
176	Tempur-Pedic International, Inc. †	6,978
96	Whirlpool Corp.	12,859

		25,256

Household Products (1.3%)
240	Clorox Co.	20,626
512	Colgate-Palmolive Co.	30,653
240	Kimberly-Clark Corp.	23,712
1,168	Procter & Gamble Co.	93,790

		168,781

Independent Power Producers & Energy Traders (0.1%)
384	NRG Energy, Inc.	10,299

Industrial Conglomerates (1.6%)
368	3M Co.	43,214
384	Danaher Corp.	25,859
5,472	General Electric Co.	133,353
320	Tyco International, Ltd.	11,139

		213,565

Insurance (2.9%)
256	ACE, Ltd.	23,393
320	AFLAC, Inc.	19,738
352	Allstate Corp.	17,945
448	American International Group, Inc. †	20,388
928	Berkshire Hathaway, Inc., Class B †	107,526
624	eHealth, Inc. †	19,182
432	Hartford Financial Services Group, Inc.	13,332
272	Lincoln National Corp.	11,334
496	Marsh & McLennan Cos., Inc.	20,768
368	Prudential Financial, Inc.	29,061
592	Safety Insurance Group, Inc.	31,832
224	The Chubb Corp.	19,376
272	The Travelers Cos., Inc.	22,726

		356,601

Internet & Catalog Retail (1.0%)
176	Amazon.com, Inc. †	53,016
96	Expedia, Inc.	4,524
816	IAC/InterActiveCorp	41,298
32	Netflix, Inc. †	7,815
32	Priceline.com, Inc. †	28,021

		134,674

Internet Software & Services (2.1%)
176	Akamai Technologies, Inc. †	8,307
542	eBay, Inc. †	28,016
48	Equinix, Inc. †	8,609
205	Google, Inc., Class A †	181,958
96	Rackspace Hosting, Inc. †	4,348
736	XO Group, Inc. †	8,803
848	Yahoo!, Inc. †	23,820

		263,861

IT Services (6.6%)
1,225	Accenture PLC, Class A	90,417
395	Alliance Data Systems Corp. †	78,123
336	Automatic Data Processing, Inc.	24,222
208	Cognizant Technology Solutions Corp. †	15,057
1,200	Fiserv, Inc. †	115,488
1,952	Gartner Group, Inc. †	117,140

Share Amount		Market Value
Common Stocks (continued)
IT Services (continued)
528	International Business Machines Corp.	$102,981
176	MasterCard, Inc., Class A	107,467
480	Paychex, Inc.	18,931
86	Teradata Corp. †	5,084
816	Visa, Inc., Class A	144,441

		819,351

Life Sciences Tools & Services (2.1%)
272	Agilent Technologies, Inc.	12,167
192	Covance, Inc. †	15,840
320	Life Technologies Corp. †	23,872
548	Mettler-Toledo International, Inc. †	120,888
1,063	Thermo Fisher Scientific, Inc.	96,850

		269,617

Machinery (1.6%)
368	Caterpillar, Inc.	30,510
160	Cummins, Inc.	19,390
288	Deere & Co.	23,924
408	Eaton Corp. PLC	28,132
320	Illinois Tool Works, Inc.	23,053
240	Ingersoll-Rand PLC	14,652
128	Joy Global, Inc.	6,336
128	Lincoln Electric Holdings, Inc.	7,557
80	Oshkosh Truck Corp. †	3,586
304	PACCAR, Inc.	17,106
160	Parker Hannifin Corp.	16,525
71	Pentair, Ltd.	4,337
144	Stanley Black & Decker, Inc.	12,185

		207,293

Media (2.7%)
416	CBS Corp., Class B	21,981
1,344	Comcast Corp., Class A	60,588
416	DIRECTV †	26,320
192	Discovery Communications, Inc., Class A †	15,306
256	McGraw-Hill Cos., Inc.	15,836
304	News Corp., Class A †	4,843
432	The Interpublic Group of Cos., Inc.	7,106
208	Time Warner Cable, Inc.	23,727
544	Time Warner, Inc.	33,869
1,216	Twenty-First Century Fox, Inc., Class A	36,334
336	Viacom, Inc., Class B	24,451
912	Walt Disney Co.	58,961

		329,322

Metals & Mining (0.5%)
800	Alcoa, Inc.	6,360
128	Allegheny Technologies, Inc.	3,529
112	Cliffs Natural Resources, Inc.	2,185
496	Freeport-McMoRan Copper & Gold, Inc.	14,027
224	Newmont Mining Corp.	6,720
272	Nucor Corp.	12,724
256	Olympic Steel, Inc.	7,130
96	Reliance Steel & Aluminum Co.	6,739
48	Royal Gold, Inc.	2,481
192	United States Steel Corp.	3,331

		65,226

Multiline Retail (0.4%)
128	Dollar Tree, Inc. †	6,867
112	Family Dollar Stores, Inc.	7,701
272	Macy’s, Inc.	13,148

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

July 31, 2013 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Multiline Retail (continued)
384	Target Corp.	$27,361

		55,077

Multi-Utilities (0.1%)
208	Sempra Energy	18,227

Office Electronics (0.1%)
1,200	Xerox Corp.	11,640

Oil, Gas & Consumable Fuels (5.5%)
288	Anadarko Petroleum Corp.	25,494
224	Apache Corp.	17,976
224	Cabot Oil & Gas Corp.	16,984
432	Chesapeake Energy Corp.	10,066
928	Chevron Corp.	116,826
640	ConocoPhillips	41,510
208	CONSOL Energy, Inc.	6,454
320	Denbury Resources, Inc. †	5,600
240	Devon Energy Corp.	13,202
54	Energy Transfer Partners	2,811
160	EOG Resources, Inc.	23,278
2,256	Exxon Mobil Corp.	211,500
208	Hess Corp.	15,488
192	HollyFrontier Corp.	8,746
320	Kinder Morgan, Inc.	12,083
416	Marathon Oil Corp.	15,126
208	Marathon Petroleum Corp.	15,253
176	Murphy Oil Corp.	11,919
256	Noble Energy, Inc.	15,997
400	Occidental Petroleum Corp.	35,620
224	Peabody Energy Corp.	3,709
96	Pioneer Natural Resources Co.	14,857
192	QEP Resources, Inc.	5,854
176	Range Resources Corp.	13,922
272	Southwestern Energy Co. †	10,551
384	The Williams Cos., Inc.	13,121
368	Valero Energy Corp.	13,163

		697,110

Paper & Forest Products (0.2%)
352	Clearwater Paper Corp. †	17,220
240	International Paper Co.	11,594

		28,814

Personal Products (0.1%)
368	Avon Products, Inc.	8,412
144	The Estee Lauder Cos., Inc., Class A	9,454

		17,866

Pharmaceuticals (5.9%)
821	Abbott Laboratories	30,073
821	AbbVie, Inc.	37,339
241	Allergan, Inc.	21,960
915	Bristol-Myers Squibb Co.	39,565
656	Eli Lilly & Co.	34,840
2,245	Express Scripts Holding Co. †	147,160
144	Hospira, Inc. †	5,861
1,552	Johnson & Johnson	145,112
46	Mallinckrodt PLC †	2,111
1,447	Merck & Co., Inc.	69,702
384	Mylan Laboratories, Inc. †	12,887
3,267	Pfizer, Inc.	95,494
1,249	Salix Pharmaceuticals, Ltd. †	92,301

Share Amount		Market Value
Common Stocks (continued)
Pharmaceuticals (continued)
144	Vertex Pharmaceuticals, Inc. †	$11,491

		745,896

Real Estate Investment Trusts (REITs) (1.5%)
864	Apartment Investment and Management Co., Class A	25,384
320	HCP, Inc.	14,038
608	Host Hotels & Resorts, Inc.	10,859
544	Potlatch Corp.	23,952
352	Prologis, Inc.	13,503
96	Public Storage, Inc.	15,285
176	Simon Property Group, Inc.	28,171
128	SL Green Realty Corp.	11,603
1,008	Urstadt Biddle Properties, Class A	21,289
192	Vornado Realty Trust	16,284
480	Weyerhaeuser Co.	13,632

		194,000

Real Estate Management & Development (0.1%)
336	CBRE Group, Inc., Class A †	7,785
64	Jones Lang LaSalle, Inc.	5,826

		13,611

Road & Rail (0.7%)
704	CSX Corp.	17,466
96	Kansas City Southern Industries, Inc.	10,344
256	Norfolk Southern Corp.	18,729
240	Union Pacific Corp.	38,062

		84,601

Semiconductors & Semiconductor Equipment (3.7%)
4,182	Advanced Energy Industries, Inc. †	90,581
320	Altera Corp.	11,379
956	ASML Holding NV NYS	85,944
160	Cree, Inc. †	11,184
5,682	Exar Corp. †	73,923
560	FEI Co.	43,372
2,512	Intel Corp.	58,530
512	Lam Research Corp. †	25,201
848	Micron Technology, Inc. †	11,236
576	NVIDIA Corp.	8,312
976	Supertex, Inc.	26,235
720	Texas Instruments, Inc.	28,224

		474,121

Software (3.8%)
368	Adobe Systems, Inc. †	17,399
224	Autodesk, Inc. †	7,927
176	BMC Software, Inc. †	8,091
108	Citrix Systems, Inc. †	7,778
384	Electronic Arts, Inc. †	10,030
169	Intuit, Inc.	10,802
1,936	Jack Henry & Associates, Inc.	93,509
608	MetLife, Inc.	29,439
3,632	Microsoft Corp.	115,608
1,840	Monotype Imaging Holdings, Inc.	45,135
1,840	Oracle Corp.	59,524
106	Red Hat, Inc. †	5,488
272	Rovi Corp. †	6,128
384	Salesforce.com, Inc. †	16,800
783	Tyler Technologies, Inc. †	58,427

		492,085

See Notes to Schedule of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments, continued

July 31, 2013 (Unaudited)

Share Amount		Market Value
Common Stocks (continued)
Specialty Retail (2.0%)
128	Abercrombie & Fitch Co., Class A	$6,383
96	Advance Auto Parts, Inc.	7,919
256	American Eagle Outfitters, Inc.	5,028
352	Ann, Inc. †	11,929
160	Bed Bath & Beyond, Inc. †	12,235
240	Best Buy Co., Inc.	7,222
40	CST Brands, Inc. †	1,304
144	Foot Locker, Inc.	5,203
176	L Brands, Inc.	9,816
688	Lowe’s Cos., Inc.	30,671
736	OfficeMax, Inc.	8,383
80	O’Reilly Automotive, Inc. †	10,021
80	PetSmart, Inc.	5,858
144	Ross Stores, Inc.	9,716
64	Sherwin-Williams Co.	11,147
320	The Cato Corp., Class A	9,008
240	The Gap, Inc.	11,016
800	The Home Depot, Inc.	63,223
384	TJX Cos., Inc.	19,983
48	Tractor Supply Co.	5,814

		251,879

Textiles, Apparel & Luxury Goods (0.5%)
160	Coach, Inc.	8,501
80	Fossil Group, Inc. †	8,792
384	NIKE, Inc., Class B	24,161
80	Ralph Lauren Corp.	14,565
48	V.F. Corp.	9,456

		65,475

Tobacco (1.0%)
1,168	Altria Group, Inc.	40,950
240	Lorillard, Inc.	10,207
864	Philip Morris International, Inc.	77,052

		128,209

Trading Companies & Distributors (0.1%)
176	Fastenal Co.	8,626
32	W.W. Grainger, Inc.	8,388

		17,014

Water Utilities (0.5%)
896	American States Water Co.	57,541
Wireless Telecommunication Services (0.1%)
240	American Tower Corp.	16,990
448	Sprint Corp. †	2,670

		19,660

Total Common Stocks (cost $10,475,566)		$12,227,492

Total Investments (96.4%) (cost $10,475,566)		$12,227,492

Other Assets less Liabilities (3.6%)		459,202

Net Assets (100.0%)		$12,686,694

†	Non-income producing security

See Notes to Schedule of Investments.

Huntington EcoLogical Strategy ETF

Schedule of Investments

July 31, 2013 (Unaudited)

Share Amount		Market Value
Common Stocks (94.4%)
Air Freight & Logistics (0.8%)
1,900	C.H. Robinson Worldwide, Inc.	$113,278

Auto Components (3.8%)
5,947	BorgWarner, Inc. †	567,522

Automobiles (1.3%)
11,744	Ford Motor Co.	198,239

Biotechnology (2.3%)
855	Biogen Idec, Inc. †	186,501
2,665	Gilead Sciences, Inc. †	163,764

		350,265

Capital Markets (1.9%)
3,895	T. Rowe Price Group, Inc.	293,060

Chemicals (2.9%)
3,306	Ecolab, Inc.	304,615
1,720	Sigma-Aldrich Corp.	143,723

		448,338

Commercial Services & Supplies (0.6%)
3,591	TETRA Tech, Inc. †	84,748

Communications Equipment (3.4%)
7,946	Qualcomm, Inc.	512,914

Computers & Peripherals (2.9%)
977	Apple Computer, Inc.	442,093

Construction & Engineering (4.5%)
13,699	MasTec, Inc. †	452,067
8,417	Quanta Services, Inc. †	225,660

		677,727

Containers & Packaging (0.9%)
2,932	Ball Corp.	131,324

Distributors (2.2%)
12,962	LKQ Corp. †	337,919

Electric Utilities (2.5%)
4,427	NextEra Energy, Inc.	383,423

Electrical Equipment (2.3%)
5,529	Emerson Electric Co.	339,315

Food & Staples Retailing (8.5%)
3,192	Costco Wholesale Corp.	374,390
2,385	CVS Caremark Corp.	146,654
13,604	Whole Foods Market, Inc.	756,110

		1,277,154

Food Products (9.2%)
14,725	Darling International, Inc. †	298,918
4,238	Lifeway Foods, Inc.	74,928
3,154	McCormick & Co., Inc.	225,858
10,859	The Hain Celestial Group, Inc. †	792,272

		1,391,976

Gas Utilities (2.2%)
13,927	Questar Corp.	332,298

Health Care Equipment & Supplies (2.7%)
2,641	Becton, Dickinson & Co.	273,924
1,805	Varian Medical Systems, Inc. †	130,863

		404,787

Health Care Providers & Services (0.7%)
1,767	Quest Diagnostics, Inc.	103,034

Hotels, Restaurants & Leisure (4.8%)
684	Chipotle Mexican Grill, Inc. †	281,993

Share Amount		Market Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
6,156	Starbucks Corp.	$438,554

		720,547

Internet Software & Services (6.2%)
14,782	eBay, Inc. †	764,082
190	Google, Inc., Class A †	168,644

		932,726

IT Services (1.4%)
2,782	Accenture PLC, Class A	205,339

Machinery (4.7%)
750	Chart Industries, Inc. †	85,275
1,311	Cummins, Inc.	158,880
3,160	Illinois Tool Works, Inc.	227,646
4,845	Tennant Co.	250,001

		721,802

Multi-Utilities (1.1%)
1,824	Sempra Energy	159,837

Oil, Gas & Consumable Fuels (3.4%)
14,136	Spectra Energy Corp.	508,755

Pharmaceuticals (3.8%)
1,748	Abbott Laboratories	64,029
1,748	AbbVie, Inc.	79,499
4,636	Johnson & Johnson	433,466

		576,994

Real Estate Management & Development (2.3%)
3,800	CBRE Group, Inc., Class A †	88,046
2,777	Jones Lang LaSalle, Inc.	252,790

		340,836

Semiconductors & Semiconductor Equipment (6.4%)
5,130	ARM Holdings PLC ADR	205,970
2,668	Cree, Inc. †	186,493
9,158	Texas Instruments, Inc.	358,993
6,086	Veeco Instruments, Inc. †	211,549

		963,005

Software (0.8%)
1,720	SAP AG ADR	125,371

Textiles, Apparel & Luxury Goods (3.1%)
4,870	NIKE, Inc., Class B	306,420
798	V.F. Corp.	157,206

		463,626

Trading Companies & Distributors (0.8%)
2,584	Fastenal Co.	126,642

Total Common Stocks (cost $12,055,461)		$14,234,894

Total Investments (94.4%) (cost $12,055,461)		$14,234,894

Other Assets less Liabilities (5.6%)		836,502

Net Assets (100.0%)		$15,071,396

†	Non-income producing security

ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Huntington Strategy Shares

Notes to Schedules of Investments

July 31, 2013 (Unaudited)

1. Organization

The Huntington Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund,” or collectively as the “Funds.”). Each Fund is an actively managed exchange-traded fund. The investment objective of both Funds is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Observable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Huntington Strategy Shares

Notes to Schedules of Investments, continued

July 31, 2013 (Unaudited)

2. Significant Accounting Policies (continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities) are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

In addition to the inputs discussed above for debt securities, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

Shares of mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2013, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	LEVEL 1	Total Investments
US Equity Rotation ETF
Common Stocks(1)	$12,227,492	$12,227,492

Total Investments	$12,227,492	$12,227,492

EcoLogical Strategy ETF
Common Stocks(1)	$14,234,894	$14,234,894

Total Investments	$14,234,894	$14,234,894

(1)	Please see Schedule of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2, or 3 as of July 31, 2013. As of July 31, 2013, no securities were categorized as Level 2 or Level 3.

Huntington Strategy Shares

Notes to Schedules of Investments, continued

July 31, 2013 (Unaudited)

B. Foreign Currency Transactions

2. Significant Accounting Policies (continued)

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

C. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of July 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
US Equity Rotation ETF	$10,475,465	$1,864,064	$(112,037)	$1,752,027
EcoLogical Strategy ETF	12,055,461	2,291,161	(111,728)	2,179,433

4. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

Huntington Strategy Shares

Notes to Schedules of Investments, continued

July 31, 2013 (Unaudited)

5. Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these Schedules of Investments were issued. Based upon this evaluation, no additional disclosures or adjustments were requred to the Schedules of Investments as of July 31, 2013.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Huntington Strategy Shares

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date: September 27, 2013

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer

Date: September 27, 2013